LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.47%
INVESTMENT COMPANIES–96.47%
Equity Funds–65.97%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	555,331	$ 39,118,061
LVIP Channing Small Cap Value Fund	1,536,647	15,194,370
LVIP MFS Value Fund	4,572,907	229,148,377
LVIP SSGA Mid-Cap Index Fund	3,334,728	39,456,500
LVIP SSGA Nasdaq-100 Index Fund	1,265,000	11,815,104
LVIP SSGA S&P 500 Index Fund	12,610,194	296,011,700
LVIP SSGA Small-Cap Index Fund	2,050,565	57,540,892
LVIP SSGA Small-Mid Cap 200 Fund	2,948,870	31,535,218
LVIP T. Rowe Price Growth Stock Fund	5,750,255	232,925,581
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,280,186	58,502,722
LVIP Wellington SMID Cap Value Fund	3,003,978	77,709,918
		1,088,958,443
Fixed Income Funds–29.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	894,844	8,228,089
LVIP Delaware Bond Fund	12,064,960	141,871,872
LVIP JPMorgan High Yield Fund	3,434,108	32,280,612
LVIP PIMCO Low Duration Bond Fund	3,594,175	33,339,566
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,573,068	$ 126,661,087
LVIP SSGA Short-Term Bond Index Fund	744,611	7,301,653
LVIP Western Asset Core Bond Fund	16,194,126	138,751,273
		488,434,152
Global Equity Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,169,419	14,971,159
		14,971,159
Total Affiliated Investments (Cost $1,432,400,564)		1,592,363,754

UNAFFILIATED INVESTMENT–3.15%
INVESTMENT COMPANY–3.15%
Money Market Fund–3.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	51,894,840	51,894,840
Total Unaffiliated Investment (Cost $51,894,840)		51,894,840

TOTAL INVESTMENTS–99.62% (Cost $1,484,295,404)	1,644,258,594
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	6,338,373
NET ASSETS APPLICABLE TO 160,429,753 SHARES OUTSTANDING–100.00%	$1,650,596,967

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(21)	E-mini Russell 2000 Index	$(1,904,175)	$(1,803,597)	6/16/23	$—	$(100,578)
(50)	E-mini S&P 500 Index	(10,344,375)	(9,900,501)	6/16/23	—	(443,874)
(11)	E-mini S&P MidCap 400 Index	(2,782,670)	(2,620,991)	6/16/23	—	(161,679)
Total Futures Contracts					$—	$(706,131)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,592,363,754	$—	$—	$1,592,363,754
Unaffiliated Investment Company	51,894,840	—	—	51,894,840
Total Investments	$1,644,258,594	$—	$—	$1,644,258,594
Derivatives:
Liabilities:
Futures Contracts	$(706,131)	$—	$—	$(706,131)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.47%@
Equity Funds-65.97%@
✧✧LVIP Baron Growth Opportunities Fund	$37,294,878	$264,045	$1,599,584	$87,382	$3,071,340	$39,118,061	555,331	$—	$—
✧✧LVIP Channing Small Cap Value Fund	14,917,254	107,731	389,792	749	558,428	15,194,370	1,536,647	—	—
✧✧LVIP MFS Value Fund	231,076,604	6,120,125	4,604,079	(183,771)	(3,260,502)	229,148,377	4,572,907	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	39,125,357	274,607	1,439,090	(1,158)	1,496,784	39,456,500	3,334,728	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	10,167,628	73,933	504,131	(65,817)	2,143,491	11,815,104	1,265,000	—	—
✧✧LVIP SSGA S&P 500 Index Fund	279,934,328	1,949,712	6,571,749	57,161	20,642,248	296,011,700	12,610,194	—	—
✧✧LVIP SSGA Small-Cap Index Fund	56,424,248	858,566	1,196,998	(151,583)	1,606,659	57,540,892	2,050,565	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	32,003,419	226,023	695,204	(106,100)	107,080	31,535,218	2,948,870	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	205,522,909	1,486,047	6,755,669	(2,532,511)	35,204,805	232,925,581	5,750,255	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	55,124,527	390,787	1,348,408	(40,890)	4,376,706	58,502,722	2,280,186	—	—
✧✧LVIP Wellington SMID Cap Value Fund	79,435,206	549,215	6,174,107	326,206	3,573,398	77,709,918	3,003,978	—	—
Fixed Income Funds-29.59%
✧✧LVIP BlackRock Inflation Protected Bond Fund	7,842,328	290,855	155,859	(28,858)	279,623	8,228,089	894,844	—	—
✧✧LVIP Delaware Bond Fund	134,814,262	5,831,336	2,695,191	(601,463)	4,522,928	141,871,872	12,064,960	—	—
✧✧LVIP JPMorgan High Yield Fund	34,556,660	221,988	3,471,294	(535,001)	1,508,259	32,280,612	3,434,108	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	34,038,644	221,893	1,317,930	(107,813)	504,772	33,339,566	3,594,175	—	—
✧✧LVIP SSGA Bond Index Fund	122,602,867	2,667,437	2,415,817	(454,454)	4,261,054	126,661,087	12,573,068	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,117,495	234,626	140,274	(9,643)	99,449	7,301,653	744,611	—	—
✧✧LVIP Western Asset Core Bond Fund	134,040,417	2,371,622	2,647,894	(679,686)	5,666,814	138,751,273	16,194,126	—	—
Global Equity Fund-0.91%@
✧✧LVIP BlackRock Global Real Estate Fund	15,507,123	105,617	823,444	(242,834)	424,697	14,971,159	2,169,419	—	—
Total	$1,531,546,154	$24,246,165	$44,946,514	$(5,270,084)	$86,788,033	$1,592,363,754		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–4